Company Background (Details Narrative) (10-K) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	May 31, 2006	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 24, 2015	May 31, 2013	Dec. 31, 2009	Dec. 31, 2008	Mar. 24, 2006	Mar. 23, 2006
Issuance of common stock, shares			9,447,100
Issuance of preferred stock	6,276,960
Ownership interest												100.00%
Proceeds from sale of common stock	$ 3,923,100
Number of common stock shares sold	6,276,960
Warrants term	5 years	5 years								5 years
Warrants to purchase of common stock shares	6,276,960	3,321,600								14,446,777
Warrant exercise price per share	$ 0.625	$ 0.625								$ 0.625
Outstanding principal amount of notes payable		$ 2,076,000								$ 8,489,036
Shares of Common Stock issued upon conversion of notes payable	3,353,437	3,353,437								14,446,777
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)		3,321,600								14,446,777
Stock options cancelled	15,290,486
Exercise price of cancelled option	$ 0.07
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued purchase number of common stock	20,867,266
Additional stock options issued purchase number of common stock, price per share	$ 0.625
Outstanding principal notes repaid in full													$ 500,000	$ 55,000
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001
Net losses				$ 227,742	$ 584,265	$ 905,488	$ 1,700,420	$ 4,257,875	$ 16,994,625
Accumulated deficit				$ 55,055,645		$ 55,055,645		54,150,157	$ 49,892,282
Additional capital through future equity and debt securities issuances								$ 1,806,000
Series C Preferred Stock [Member]
Issuance of preferred stock			13,859,324
Series A Preferred Stock [Member]
Issuance of preferred stock			14,440,920
Series B Preferred Stock [Member]
Issuance of preferred stock			11,113,544
Series C Preferred Stock [Member]
Issuance of preferred stock issued additional			704,225